STOCK BASED COMPENSATION (Details 2) - Stock Warrants [Member] - USD ($)	1 Months Ended	7 Months Ended	12 Months Ended
	May 19, 2021	Nov. 24, 2021	Apr. 30, 2022	Apr. 18, 2022
Number of options, outstanding, beginning balance | shares	1,500,000	1,500,000	1,500,000	1,500,000
Number of warrants, Issued	8,150,000	25,540,000		27,780,000
Number of options, outstanding, ending balance | shares			62,970,000
Number of warrants, Exercisable Ending			62,970,000
Weighted average exercise price, warrants, beginning balance			$ 0.021
Weighted average exercise price, warrants, issued	$ 0.07	$ 0.021		$ 0.021
Weighted average exercise price, warrants, ending balance			0.027
Weighted average exercise price, warrants, exercisable ending			$ 0.027
Warrants, Weighted Average Remaining Contractual Life, begining balance			1 year 7 days
Warrants, Weighted Average Remaining Contractual Life, issued	2 years 8 months 19 days	4 years 5 months 23 days		3 years 9 months 25 days
Warrants, Weighted Average Remaining Contractual Life, ending balance			3 years 10 months 6 days
Aggregate Intrinsic Value, options, begining balance			$ 0
Aggregate Intrinsic Value, options, issued	$ 0	$ 0		$ 0
Aggregate Intrinsic Value, options, ending balance			$ 0